Commitments and Contingencies - CO2 Minimum Purchase Commitment (Detail) (Wyoming Acquisition [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Wyoming Acquisition [Member]
Minimum Purchase Commitment [Line Items]
Estimated payment obligation, Total	$ 50,495
Estimated payment obligation, 2015	9,608
Estimated payment obligation, 2016	10,179
Estimated payment obligation, 2017	10,151
Estimated payment obligation, 2018	6,995
Estimated payment obligation, 2019	7,060
Estimated payment obligation, Thereafter	$ 6,502